7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

March 27, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Partners, Inc.
(the “Registrant”)
(File Nos. 333-32575; 811-08319)

Ladies and Gentlemen:

On behalf of Voya Partners, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 13, 2015 to the Prospectus and Summary Prospectuses, dated May 1, 2014, for Voya Solution 2015 Portfolio and Voya Index Solution 2015 Portfolio, the Prospectus for Voya Aggregate Bond Portfolio dated May 1, 2014 and the Summary Prospectus for Voya Aggregate Bond Portfolio, dated May 1, 2014, as supplemented December 12, 2014.

The purpose of the filing is to submit the 497(e) filing dated March 13, 2015 in XBRL for Voya Aggregate Bond Portfolio, Voya Solution 2015 Portfolio and Voya Index Solution 2015 Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

INVESTMENT MANAGEMENT

voyainvestments.com